BALANCE SHEET COMPONENTS - Other Long-term Liabilities (Details) - USD ($) $ in Thousands			12 Months Ended
		Aug. 26, 2020	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Long-term warranty reserves			$ 3,913	$ 22,178
Unrecognized tax benefits			11,561	5,451
Long-term security deposit payable			4	91
Long-term pension liability			0	1,960
Refund liability			0	8,102
Other			73	712
Other long-term liabilities	[1]		$ 15,551	38,494
Percentage of ownership before transaction		29.50%
Disposed of by sale | Non-US subsidiaries
Related Party Transaction [Line Items]
Percentage of ownership before transaction			100.00%
Related party
Related Party Transaction [Line Items]
Long-term warranty reserves				4,500
Related party | TotalEnergies | The Amendment to the Solarization Agreement
Related Party Transaction [Line Items]
Other long-term liabilities				$ 8,100

[1]	In fiscal year 2023, we had related-party balances for transactions with TCL Zhonghuan Renewable Energy Technology Co. Ltd, SunPower and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. Due to the step-up investment by TZE SG in August 2024, SunPower and TotalEnergies S.E. and its affiliates are no longer a related party to the Company and the related party balance as of December 31, 2024 relates to that with TCL Zhonghuan Renewal Energy Co. Ltd and its affiliates. These related-party balances are recorded within the “Accounts receivable, net,” “Prepaid expenses and other current assets,” “Other long-term assets,” “Accounts payable,” “Accrued liabilities,” “Contract liabilities, current portion,” “Contract liabilities, net of current portion,” “Convertible debt,” and “Other long-term liabilities” financial statement line items in our Consolidated Balance Sheets (see Note 3, Note 4, Note 6, Note 10 and Note 11).